Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 17, 2011
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 17, 2011
Prospectus Date	rr_ProspectusDate	Aug. 17, 2011
ICICI India Dynamic Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the ICICI India Dynamic Fund (the “Fund”) is to generate capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a sales charge discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Class A Shares of the Fund.  More information about these and other discounts is available from your financial professional in and in “How to Reduce Your Sales Charge” on page 19 of the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a non-diversified, open-end fund seeking to generate capital appreciation by investing in equity and equity related securities in India.

Under normal market conditions, the Fund will invest at least 80% of it net assets, which include borrowings for investment purposes, in securities issued by companies located in India.  A company is considered to be “located” in India if it (i) is organized under the laws of or has a principal office in India; (ii) derives at least 50% of its revenues or profits from goods that are produced or sold, investments made, or services performed in India, or has at least 50% of its assets located in India; (iii) has the primary trading markets for its securities in India; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of India.

The Fund seeks to invest between 65% to 100% in equity and equity related securities and up to 35% invested in derivatives, money market instruments, cash and/or debt. The Fund’s investments in equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, shares with differential voting rights, Indian Depository Receipts, warrants and any rights to purchase common stock and initial public offerings.  The Fund may invest in Indian companies of any size, and may invest a significant portion of its assets in securities of smaller companies.  It uses a blend of top-down analysis and bottom-up research to select stocks in the portfolio.  The investments are made in equity and equity related securities of Indian companies, which are listed on the Bombay Stock Exchange (BSE) (www.bseindia.com) and the National Stock Exchange of India ("NSE") (www.nseindia.com).

Derivative instruments the Fund may invest in include writing put and call options, writing straddles and strangles, buying stock and index options, and buying and selling stock and index futures.  The Fund uses a derivative strategy to enhance the Fund’s performance, offset the effects of market declines, hedge against declines in the value of securities owned by the Fund or an increase in the price of securities that the Fund intends to purchase and for temporary defensive considerations.

The Fund is a blend of aggression (harness opportunities via increased equity participation in markets below fair valuation) and defense (Cash/Nifty Futures and using covered call options) for return enhancement in markets above fair valuation.  The Fund allocates investments between equities and cash, money market and derivatives based on quantitative and qualitative assessment of the valuation levels of markets.

The Fund makes its investments in Indian companies by investing in shares of a wholly owned subsidiary of the Fund, which is registered as a collective investment vehicle with the Mauritius Financial Services Commission (the “Portfolio”).  The Portfolio was formed for the purpose of facilitating a tax-efficient method of investing directly in the Indian markets.  The Portfolio has established residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (“Tax Treaty”).  To the extent the Fund invests through the Portfolio, an investment in the Fund is an indirect investment in the Portfolio.  Unless the context otherwise requires, descriptions in the prospectus of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Portfolio.  The Portfolio is also registered with the Securities and Exchange Board (“SEBI”) as a Foreign Institutional Investor ("FII") Sub-Account.  The Trust reserves the right to move the Portfolio to any other jurisdiction in the interest of the Fund.

In that event, investments in India would be made through such other jurisdiction.

The Fund may depart from its principal investment strategy by taking a temporary defensive position in response to adverse market, economic, political or other considerations.  During these times, the Fund may invest in investment grade debt securities, U.S. money market instruments and derivative instruments to enhance the Fund’s return and may not achieve its investment goal.  The Fund will continue to hold investment grade securities that have been downgraded subsequent to purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of it net assets, which include borrowings for investment purposes, in securities issued by companies located in India.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Currency Risk.  The value of the assets of the Fund, as measured by U.S. dollars, may be adversely affected by changes in currency exchange rates, particularly the currency exchange rate of the Indian rupee.  Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s net asset value to fluctuate as well.  Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency.

Debt Securities Risk.  The Fund is subject to the risk that the financial condition of an issuer of a security held by the Fund may cause the issuer to default or become unable to pay interest or principal due on the securities.  Debt securities are subject to credit risk and interest rate risk.  Credit risk refers to the possibility that an issuer of a debt security will fail to make timely payment of interest or principal.  Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.  An increase in interest rates typically causes a fall in the value of debt securities in which the Fund may invest.  The Fund primarily invests in investment grade debt securities, but may continue to hold investment grade securities that have been downgraded subsequent to purchase.  Non-investment grade securities involve greater risk of loss of your money than investment grade securities.

Derivatives Risk.  The Fund may purchase stock and index options, write put and call options, write straddles and strangles and buy and sell stock and index futures.  Such instruments generally are referred to as derivatives.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Derivative investments can increase portfolio turnover and transaction costs.  In addition, certain regulatory requirements limit the extent to which foreign institutional investors may invest in derivative instruments.  If the Fund is precluded from investing in derivative instruments because of such limitations, the Fund’s investment adviser may not be able to achieve the intended objective or execute its defensive investment strategy during the period it remains subject to the limitation on the use of derivatives.  There can be no assurance that any strategy used will succeed.  In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. There may be an imperfect correlation between the prices of options and movements in the price of the securities or indices hedged or used for cover of the option, which may cause a given hedge not to achieve its objective.

Straddles and Strangles.  Entering into such transactions requires the Fund to buy and/or write more than one option simultaneously.  As a result, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option.  Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.

Futures Contracts.  Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the futures contract and the market value of the underlying securities or indices, which may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  There may not be a liquid secondary market for futures contracts.

Hedging Risk.  If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Counterparty Risk.  A counterparty to a derivative instrument may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.  As a result, the Fund may obtain no recovery of its investment or may only obtain limited recovery or any recovery may be delayed.

Depositary Receipts.  Indian securities may trade in the form of depositary receipts, including Indian, American, European and Global Depositary Receipts.  Indian Depository Receipts (“IDRs”) are issued by domestic depositories in India and are denominated in Indian Rupees, wherein the underlying security is of a company situated outside India.  There has been no formal market for IDRs.  Depositary receipts may be subject to some of the same risks as direct investment in foreign companies, including currency fluctuations and political and financial instability in the home country of a particular depository receipt.

Equity Market Risk. The value of the Fund’s stock holdings may decline in price because of changes in prices of its holdings or a broad stock market decline.  These fluctuations could be a sustained trend or a drastic movement.  The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices.  The value of your investment may reflect these fluctuations.  The Fund’s investments in equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, stocks with differential voting rights (“DVR”), warrants and any rights to purchase common stock.  Investing in such securities may expose the Fund to additional risks.

The rights of common and preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights of the corporation’s debtors. Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Shares of DVRs provide fewer voting rights to shareholders and are thinly traded.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer.

Foreign Investment and Emerging Market Risk.  Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.  These risks are magnified in countries in “emerging markets.”  The securities market of India is considered an emerging market characterized by a small number of listed companies with significantly smaller market capitalization, greater price volatility and substantially less liquidity than more developed markets.  These factors, coupled with restrictions on foreign investment and other factors, may limit the supply of securities available for investment by the Fund.

General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  You could lose money on your investment in the Fund or the Fund could underperform other investments.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Indian Market Risk.  Investments in India can be considered speculative, and therefore may offer higher potential for losses.  Risks of investments in India include political and economic risks, volatility, currency fluctuation, and less liquidity.  The share prices of companies in India tend to be volatile and there is a significant possibility of loss.  The risk of loss also may be increased because there may be less information available about Indian issuers since they are not subject to the same accounting, auditing and financial reporting standards and practices which are applicable in the United States.  Because the Fund invests its assets primarily in companies located in India, the Fund is subject to greater risks of adverse developments in India and/or the surrounding countries or regions than a Fund that is more broadly diversified geographically.

Initial Public Offerings Risk. Initial public offerings (“IPOs”) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  Thus, when the Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on the Fund’s performance than when the Fund is larger.

Investment Style Risk. Funds that have not been designated as “growth” or “value” funds may nonetheless invest in companies that fall within a particular investment style from time to time.  Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities.  Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations.  When it appears those expectations will not be met, the prices of growth securities typically fall.  The value approach to investing involves the risk that stocks may remain undervalued.

Investments Through Mauritius.  The Fund intends to invest indirectly in the securities of Indian companies through the Portfolio, in order to allow the Fund to be eligible to receive the beneficial treatment under the currently effective Tax Treaty.  While the Supreme Court of India has previously upheld the validity of the Tax Treaty, there can be no assurance that the Tax Treaty will continue in effect or that the Fund will continue to qualify for beneficial tax treatment under the Tax Treaty.  If the Fund were to no longer qualify to obtain the tax benefit under the Tax Treaty, the taxability of the Fund and the returns to the investors could be adversely affected.

Large-Cap Stock Risk.  Large-cap companies may be unable to respond quickly to new competitive challenges like changes in technology or consumer taste, and also may not be able to attain the high growth rates of successful, smaller companies, especially during periods of economic expansion.

Legal and Regulatory Risk.  The Fund invests in Indian securities through the Portfolio, which is registered with the Financial Services Commission ("FSC") in Mauritius and with the SEBI as a FII Subaccount.  Such registration is subject to certain conditions and eligibility criteria and may be temporarily or permanently suspended or revoked due to a change in the applicable regulations or if the Portfolio fails to meet registration requirements.  Any changes in the applicable regulations or the Portfolio’s registration with the applicable authorities may adversely impact the investment opportunities available to the Fund and the Fund’s performance.

Mid-Cap and Small-Cap Stock Risk.  Mid-cap and small-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

Non-Diversified Risk.  The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Fund has been in operation for one calendar year.
ICICI India Dynamic Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed and applies to redemption of shares held less than 90 days)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,215
ICICI India Dynamic Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed and applies to redemption of shares held less than 90 days)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	373
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	903
ICICI India Dynamic Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed and applies to redemption of shares held less than 90 days)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603

[1]	If you purchased $1,000,000 or more of Class A Shares of the Fund that were not otherwise eligible for a sales charge waiver and sell the shares within 12 months from the date of purchase, you may pay up to a 1% Contingent Sales Charge (Load) ("CDSC") at the time of sale. The CDSC for Class C Shares is eliminated 12 months after purchase.
[2]	"Other expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[3]	The Fund's investment adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Class A Shares, Class C Shares and Class I Shares to 1.95%, 2.70% and 1.70%, respectively, through at least September 1, 2012 ("Expense Cap"). The Expense Cap may only be changed or eliminated with the consent of the Board of Trustees. The Fund's investment adviser may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Fund's investment adviser occurs within three years of year in which the fee reduction or expense reimbursement and does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.